Preferred Stock Warrants and Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2012
Information Relating Preferred Stock Warrants

Information relating to these warrants at December 31, 2010 is summarized as follows:

Warrants	Remaining Number Outstanding	Exercise Price
Series C Warrants-2008 Loan and Security Agreement	280,803	$0.7345
Series D Warrants-2009 Convertible Debt	4,368,948	$0.1198
Series D Warrants-Series D Preferred Stock Issuance	8,347,236	$0.1198
*Series D Warrants-1st Amendment	6,243,362	$0.1198
*Series D Warrants-2nd Amendment	8,694,558	$0.1198
*Series D Warrants-3rd Amendment	4,462,227	$0.1198
*Series D Warrants-5th Amendment	2,260,440	$0.1198
*Series D Warrants-6th Amendment	6,900,685	$0.1198

Total	41,558,259

*	Warrants issued to lenders in conjunction with amendments to 2008 Loan and Security Agreement (see Note 7).

Fair Value Of Warrants Using Binomial Lattice Valuation Model

The following assumptions were incorporated into the valuations for 2011 and 2010:

2011
Exercise price	$0.1198 – $0.7345
Market value of stock at end of period	$0.01
Expected dividend rate	0.00%
Expected volatility	33.47% – 62.86%
Risk-free interest rate	0.03% – 3.18%
Expected life in years	3.40 – 9.90
Shares underlying warrants outstanding classified as liabilities	41,558,259